Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Reserved for Future Issuances

	As of December 31,
	2020	2019
Shares reserved for warrants to purchase common stock	1,020,187	1,020,187
Shares reserved for exercises of outstanding stock options under the 2008 Stock Incentive Plan	33,354,871	35,276,812
Shares reserved for vesting of restricted stock units under the 2014 Stock Incentive Plan	124,932,207	70,119,944
Shares reserved for issuances under the 2014 Stock Incentive Plan	4,783,479	18,122,760

Total common stock reserved for future issuances	164,090,744	124,539,703